Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Error Correction
The following tables present the amounts previously reported and a reconciliation to the restated amounts reported on the restated consolidated balance sheets as of December 31, 2022 (Successor Company) and the restated consolidated statements of operations, the restated consolidated statements of comprehensive income (loss), the restated consolidated statements of changes in stockholder’s equity and the restated consolidated statements of cash flows for the year ended December 31, 2022 (Successor Company).

Consolidated Balance Sheet
	Successor Company
	As of December 31, 2022
(In millions, except for share data)	As Previously Reported	Restatement Impacts	As Restated
Assets
Investments:
Fixed maturities, available-for-sale, at fair value	$15,383	$—	$15,383
Fixed maturities, at fair value, using fair value option	331	—	331
Equity securities, at fair value	179	—	179
Mortgage loans	2,520	—	2,520
Policy loans	1,495	—	1,495
Limited partnerships and other alternative investments	1,300	—	1,300
Other investments	95	—	95
Short-term investments	1,489	—	1,489
Total investments	22,792	—	22,792
Cash	173	—	173
Reinsurance recoverables	40,714	(314)	40,400
VOBA and DAC	518	—	518
Deferred income taxes, net	1,051	69	1,120
Goodwill and other intangible assets	155	—	155
Other assets	453	—	453
Separate account assets	87,255	—	87,255
Total assets	153,111	(245)	$152,866
Liabilities
Reserve for future policy benefits	21,432	—	21,432
Other policyholder funds and benefits payable	31,302	—	31,302
Funds withheld liability	10,485	—	10,485
Other liabilities	2,023	13	2,036
Separate account liabilities	87,255	—	87,255
Total liabilities	152,497	13	152,510
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	—	6
Additional paid-in capital	1,877	—	1,877
Accumulated other comprehensive loss, net of tax	(2,166)	—	(2,166)
Retained earnings	897	(258)	639
Total stockholder’s equity	614	(258)	356
Total liabilities and stockholder’s equity	$153,111	$(245)	$152,866

Consolidated Statement of Operations
	Successor Company
	For the Year Ended December 31, 2022
(In millions)	As Previously Reported	Restatement Impact	As Restated
Revenues
Policy charges and fee income	$506	$—	$506
Premiums	109	—	109
Net investment income	778	—	778
Net realized capital gains (losses)	317	(327)	(10)
Amortization of deferred gains	33	—	33
Total revenues	1,743	(327)	1,416
Benefits, losses and expenses
Benefits and losses	637	—	637
Amortization of VOBA and DAC	79	—	79
Insurance operating costs and other expenses	294	—	294
Other intangible asset amortization	6	—	6
Dividends to policyholders	3	—	3
Total benefits, losses and expenses	1,019	—	1,019
Income before income taxes	724	(327)	397
Income tax expense	107	(69)	38
Net income	$617	$(258)	$359

Consolidated Statement of Comprehensive Loss
	Successor Company
	For the Year Ended December 31, 2022
(In millions)	As Previously Reported	Restatement Impact	As Restated
Net income	$617	$(258)	$359
Other comprehensive loss ("OCI"):
Change in net unrealized loss on fixed maturities, AFS	(2,129)	—	(2,129)
Change in net gain or loss on cash flow hedging instruments	(27)	—	(27)
OCI, net of tax	(2,156)	—	(2,156)
Comprehensive loss	$(1,539)	$(258)	$(1,797)

Consolidated Statement of Stockholder's Equity
For the Year Ended December 31, 2022 (Successor Company)
	As Previously Reported	Restatement Impacts	As Restated
Common Stock
Beginning balance	$6	$—	$6
Ending balance	6	—	6

Additional Paid-In Capital
Beginning balance	1,877	—	1,877
Ending balance	1,877	—	1,877

Accumulated Other Comprehensive Loss
Beginning balance	(10)	—	(10)
Other comprehensive loss	(2,156)	—	(2,156)
Ending balance	(2,166)	—	(2,166)

Retained Earnings
Beginning balance	280	—	280
Net income	617	(258)	359
Ending balance	897	(258)	639
Total stockholder's equity, ending balance	$614	$(258)	$356

Consolidated Statement of Cash Flows
	Successor Company
	For the Year Ended December 31, 2022
(In millions)	As Previously Reported	Restatement Impacts	As Restated
Operating Activities
Net income	$617	$(258)	$359
Adjustments to reconcile net income to net cash provided by operating activities
Net realized capital (gains) losses	(317)	327	10
Amortization of deferred reinsurance gain	(33)	—	(33)
Amortization of VOBA	79	—	79
Depreciation and amortization	227	—	227
Deferred income tax expense	125	(69)	56
Interest credited on investment and universal life-type contracts	534	—	534
Other operating activities, net	(38)	—	(38)
Change in assets and liabilities:
Increase in reinsurance recoverables	(758)	—	(758)
Increase for future policy benefits and unearned premiums	230	—	230
Net changes in other assets and other liabilities	93	—	93
Net proceeds from reinsurance transactions	121	—	121
Net cash provided by operating activities	880	—	880
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	6,185	—	6,185
Equity securities, at fair value	26	—	26
Mortgage loans	258	—	258
Partnerships	64	—	64
Payments for the purchase of:
Fixed maturities, available-for-sale	(4,255)	—	(4,255)
Fixed maturities, fair value option	(352)	—	(352)
Equity securities, at fair value	(22)	—	(22)
Mortgage loans	(667)	—	(667)
Partnerships	(158)	—	(158)
Net proceeds from repurchase agreements program	25	—	25
Net payments for derivatives	(559)	—	(559)
Net payments for policy loans	(11)	—	(11)
Net payments for short-term investments	(255)	—	(255)
Net cash provided by investing activities	279	—	279
Financing Activities
Deposits and other additions to investment and universal life-type contracts	2,033	—	2,033
Withdrawals and other deductions from investment and universal life-type contracts	(8,109)	—	(8,109)
Net transfers from separate accounts related to investment and universal life-type contracts	5,140	—	5,140
Net decrease in securities loaned or sold under agreements to repurchase	(99)	—	(99)
Net cash used for financing activities	(1,035)	—	(1,035)
Net increase in cash	124	—	124
Cash — beginning of period	49	—	49
Cash — end of period	$173	$—	$173
Supplemental Disclosure of Cash Flow Information:
Income taxes received	$142	$—	$142

Schedule of Pushdown Accounting
The following table represents the final determination of the fair value of the assets acquired and liabilities assumed for the Sixth Street Acquisition:

Cash and invested assets	$19,711
VOBA	565
Deferred income taxes	737
Goodwill	97
Other intangible assets	67
Reinsurance recoverables and other assets [1]	30,481
Separate account assets	112,857
Total assets	164,515
Reserves for future policy benefits	21,122
Other policyholder funds and benefits payable	25,961
Funds withheld liability [1]	1,039
Other liabilities	1,653
Separate account liabilities	112,857
Total liabilities	162,632

Stockholder's equity	1,883
Total liabilities and stockholder's equity	$164,515
[1]    Previously reported table was updated to reflect the gross presentation for modified coinsurance reinsurance transactions.

Accounting Standards Update and Change in Accounting Principle

Amended Topic	Description	Adoption Method and Transition Impact
Cash flow and discount rate assumptions underlying insurance liabilities	For nonparticipating traditional and limited-payment insurance contracts, the Company will evaluate, at least annually in the same fiscal quarter, as to whether an update to cash flow assumptions is needed. The Company will update the cash flows used to measure the LFPB, for both changes in future assumptions and actual experience, at least annually.

The updating of cash flows impacts the amount of the deferred profit liability (“DPL”) recorded for limited-payment contracts. The DPL will be adjusted concurrently with any updating of the LFPB.

	Cash flows are required to be discounted with an upper-medium grade (or low credit risk) fixed-income instrument yield, with the effect of discount rate changes on the liability recorded in other comprehensive income (“OCI”). The discount rate utilized is intended to reflect the duration characteristics of the corresponding insurance liabilities. The Company will obtain yield curves and spreads for a range of tenors to determine spot yields to discount the cash flows of the insurance liabilities as of each valuation date.	The Company will adopt the guidance for LFPB, as of the date of the Sixth Street Acquisition. As of the acquisition date, the Company expects there will be a decrease to LFPB (and the associated reinsurance recoverable), which will be offset by a net increase to an additional reserve. This is due to the application of purchase accounting associated with the Sixth Street Acquisition, which employed lower discount rates for the fair value calculations than the required discount rates to value the cash flows on the insurance liabilities under ASU 2018-12.

Amended Topic	Description	Adoption Method and Transition Impact
MRB	The Company currently offers and assumes certain guarantees and product features on variable annuity and FIA products, which protect the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. These MRB features are required to be measured at fair value with changes in fair value recorded in net income, with the exception of the changes in MRB liabilities attributable to a change in an entity’s nonperformance risk, which is required to be recognized in OCI. For products that are reinsured, the portion of the change in MRB attributable to changes in the reinsurer’s nonperformance risk is recognized in income. The Company shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the MRB upon adoption.	The Company will adopt the guidance for MRB using the full retrospective method. As of the acquisition date, the Company expects there to be an increase to the MRB liability (and the associated reinsurance recoverable) and a decrease to VOBA, as a result of the difference between the establishment of the MRB recorded at fair value under ASU 2018-12 and reserves previously recorded for those benefits.
Amortization of DAC and other DAC-like balances	The Company will amortize DAC and other DAC-like balances on a constant-level basis over the expected term for a group of contracts consistent with the groupings used in estimating the associated LFPB. The constant-level basis for the group approximates a pattern of straight-line amortization at an individual contract level by using a method specific to the underlying product. The amortization rate utilized is calculated at the end of the current reporting period, including actual experience and any assumption updates. The revised amortization rate is applied prospectively from the beginning of the current reporting period.	As a result of amortizing DAC and other DAC-like balances on a constant-level basis, the Company does not expect a significant impact upon the adoption of ASU 2018-12.
Reporting and Disclosures	ASU 2018-12 requires certain enhanced presentation and disclosures including disaggregated rollforwards for LFPB, policyholder account balances, MRB, separate account liabilities, DAC and other DAC-like balances, and information about significant inputs, judgments and methods used in the LFPB measurement. The enhanced disclosures are intended to improve the ability of users of the financial statements to evaluate the timing, amount, and uncertainty of cash flows arising from long-duration contracts.	The Company’s implementation efforts and the evaluation of the impacts of the guidance on its consolidated financial statements, as well as its systems, processes, and controls, continue to progress. Given the nature and extent of the required changes to a significant portion of the Company’s operations, the adoption of this guidance is expected to have a material impact on its financial position and results of operations. In addition, there will be a significant increase in required disclosures.